INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense
The Company’s income tax expense (recovery) is as follows:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2024	2023	2022
Current tax:
Current tax on profits for the year	$103	$—	$36
Adjustments in respect of prior years	13	3	(15)
Total current tax expense	116	3	21
Deferred tax:
Origination and reversal of temporary differences	180	53	(4)
Change in tax rates and imposition of new legislation	(314)	(35)	—
Adjustments in respect of prior years	(16)	(4)	14
Total deferred tax expense (recovery)	(150)	14	10
Total income tax expense (recovery)	$(34)	$17	$31

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2024	2023	2022
Net income before income taxes	$1,213	$814	$532
Income tax expense at weighted average statutory tax rate	249	140	87
Tax effect of:
International operations subject to different tax rates	(182)	(84)	(59)
Change in tax rates and imposition of new tax legislation	(314)	(35)	—
Impact of internal reorganization(1)	160	—	—
Other	53	(4)	3
Total income tax expense (recovery)	$(34)	$17	$31
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(1)Represents an income tax expense arising from an internal reorganization through intercompany reinsurance transactions, whereby certain assets and liabilities were transferred from a Cayman-domiciled subsidiary to a subsidiary domiciled in the U.S.

Schedule of Reconciliation of Effective Income Tax Rate
The following table presents a reconciliation of income tax rate from statutory rate to effective rate:

FOR THE YEARS ENDED DEC. 31	2024	2023	2022
Weighted average statutory tax rate	20.5%	17.3%	16.4%
Increase (reduction) in rate resulting from:
International operations subject to different tax rates	(15.0)%	(10.3)%	(11.2)%
Change in tax rates and imposition of new tax legislation	(25.9)%	(4.3)%	—%
Impact of internal reorganization	13.2%	—%	—%
Other	4.4%	(0.5)%	0.6%
Effective income tax rate	(2.8)%	2.2%	5.8%

Schedule of Deferred Tax Assets
The gross movement on the deferred tax asset is as follows:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2024	2023	2022
Deferred tax asset, beginning of year	$432	$490	$44
Recognized in net (income) loss	324	(14)	(10)
Acquisition from business combination	50	51	369
Recognized in equity	(45)	(99)	86
Foreign exchange and other	(1)	4	1
Deferred tax asset, end of year	$760	$432	$490
Deferred tax asset recognized relates to the following temporary differences:

AS OF DEC. 31 US$ MILLIONS	2024	2023
Non-capital loss carryforwards	$189	$93
Investments	130	296
Insurance-related liabilities	(371)	(60)
Other policyholder funds	60	58
Deferred policy acquisition costs	(77)	(4)
Tax credit carryforwards	15	8
Bermuda corporate income tax(1)	399	35
Value of business acquired and other intangible assets	65	40
Reinsurance recoverables	347	—
Other	3	(34)
Total deferred tax asset	$760	$432
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(1)Refer to section “Pillar Two and Bermuda Corporate Income Tax Regime” within this note for details.
The gross movement on the deferred tax liability is as follows:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2024	2023	2022
Deferred tax liability, beginning of year	$—	$—	$—
Recognized in net income (loss)	174	—	—
Acquisition from business combination	254	—	—
Recognized in equity	47	—	—
Deferred tax liability, end of year	$475	$—	$—
Deferred tax liability recognized relates to the following temporary differences:

AS OF DEC. 31 US$ MILLIONS	2024	2023
Non-capital loss carryforwards	$(514)	$—
Investments	(1,314)	—
Insurance-related liabilities	3,763	—
Deferred policy acquisition costs	132	—
Tax credit carryforwards	(73)	—
Value of business acquired and other intangible assets	2,155	—
Reinsurance recoverables	(3,590)	—
Other	(84)	—
Total deferred tax liability	$475	$—